Document and Entity Information	6 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Adaptimmune Therapeutics PLC
Entity Central Index Key	0001621227
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	In January 2016, Adaptimmune Therapeutics plc (together with its consolidated subsidiaries, the "Company") implemented its previously announced fiscal year change from a June 30 to a December 31 fiscal year and it also switched to using Securities and Exchange Commission ("SEC") forms for a U.S. domestic issuer from using foreign private issuer forms. As a result of these changes, since January 2016 the Company has been accounting and preparing its financial reports under U.S. generally accepted accounting principles ("US GAAP") presented in U.S. dollars on a calendar year basis. The Company has filed unaudited interim financial statements on Form 10-Q in respect of the three months ended March 31, 2016 with the SEC. The Company had previously prepared its consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) as adopted by the International Accounting Standards Board presented in pounds sterling. The Company has filed with the SEC audited financial statements prepared under IFRS for the year ended June 30, 2015 on its Annual Report on Form 20-F and for the six months ended December 31, 2015 on its Transition Report on Form 20-F. The Company's goal in implementing the changes set forth above was to align its financial reporting more closely with many of its peer group of biopharmaceutical companies who prepare their financial statements under US GAAP and present their financial results in U.S. dollars on a calendar year basis. In order to give the Company's investors a comparable basis with which to evaluate its historical financial results, the Company has prepared and is presenting below audited consolidated financial statements for the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 and 2013 under US GAAP presented in U.S. dollars with accompanying Interactive Data Files (XBRL) together with management's discussion and analysis of financial condition and result of operations for those periods. We have omitted financial statement schedules from the financial statements set forth below because they are either not required or where required the information is presented in our financial statements or notes thereto set forth under Item 9.01 below. In this Current Report on Form 8-K ("Current Report"), "Adaptimmune," the "Group," the "Company," "we," "us" and "our" refer to Adaptimmune Therapeutics plc and its consolidated subsidiaries, except where the context otherwise requires. "Adaptimmune(R)" is a registered trademark of Adaptimmune and "SPEAR" is a trademark of Adaptimmune (registration pending).
Current Fiscal Year End Date	--12-31